Reconciliation of Segment Information to Consolidated Income Statements and Balance Sheets (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of entity's operating segments [Abstract]
Disclosure of Operating Segments	Reconciliation of segment information to consolidated income statement and balance sheet

	SA Rand
Figures in million	2022	2021	2020
Reconciliation of production profit to consolidated profit/(loss) before taxation
Revenue per segment report	41 742	40 698	28 307
Revenue per income statement	42 645	41 733	29 245
Other metal sales treated as by-product credits in the segment report	(903)	(1 035)	(938)
Production costs per segment report	(32 196)	(28 739)	(21 110)
Production costs per income statement	(33 099)	(29 774)	(22 048)
Other metal sales treated as by-product credits in the segment report	903	1 035	938

Production profit per segment report	9 546	11 959	7 197
Cost of sales items other than production costs	(8 828)	(5 715)	(3 860)
Amortisation and depreciation of mining assets	(3 622)	(3 777)	(3 409)
Amortisation and depreciation of assets other than mining assets	(61)	(98)	(99)
Rehabilitation expenditure	(136)	(135)	(47)
Care and maintenance cost of restructured shafts	(273)	(144)	(146)
Employment termination and restructuring costs	(218)	(332)	(40)
Share-based payments	(143)	(114)	(130)
Impairment of assets	(4 433)	(1 124)	—
Other	58	9	11

Gross profit	718	6 244	3 337
Corporate, administration and other expenditure	(984)	(1 068)	(611)
Exploration expenditure	(214)	(177)	(205)
Gains/(losses) on derivatives	53	1 022	(1 678)
Foreign exchange translation gain/(loss)	(327)	670	(892)
Other operating expenses	(1)	(241)	(309)

Operating profit/(loss)	(755)	6 450	(358)
Gain on bargain purchase	—	303	—
Acquisition-related costs	—	(124)	(45)
Share of profit from associate	63	83	94
Investment income	352	331	375
Finance costs	(718)	(661)	(661)

Profit/(loss) before taxation	(1 058)	6 382	(595)
42    Reconciliation of segment information to consolidated income statement and balance sheet continued

	SA Rand
Figures in million	2022	2021	2020
Reconciliation of total segment assets to consolidated assets includes the following:
Non-current assets
Property, plant and equipment not allocated to a segment	7 280	6 741	7 116
Mining assets (a)	943	757	1 062
Undeveloped property (b)	4 004	3 989	4 025
Other non-mining assets	510	411	115
Assets under construction (c)	1 823	1 584	1 914
Intangible assets	48	365	536
Restricted cash and investments	5 555	5 232	3 642
Investments in associates	125	126	146
Deferred tax assets	203	272	531
Other non-current assets	374	332	435
Derivative financial assets	137	328	50
Current assets
Inventories	2 818	2 542	2 421
Restricted cash and investments	27	67	62
Trade and other receivables	1 682	1 652	1 308
Derivative financial assets	519	1 471	18
Cash and cash equivalents	2 448	2 819	6 357
Total	21 216	21 947	22 622

(a)    These balances relate to Wafi-Golpu assets and assets that provide services to several CGUs, such as Harmony One Plant.

(b)    Undeveloped properties comprise the Target North property as well as Wafi-Golpu’s undeveloped properties.

(c)    Assets under construction consist of the Wafi-Golpu assets.